FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial assets	$ 5,128	$ 4,452
Financial liabilities	19,061	17,679
Hedge accounting, financial assets	94	232
Hedge accounting, financial liabilities	29	33
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	29	33
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	19,032	17,646
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	893	722
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	893	722
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,151	12,178
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,151	12,178
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Financial liabilities	4,888	4,644
Shares classified as financial liability | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Shares classified as financial liability | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,888	4,644
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	29	33
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	29	33
Financial liabilities (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	100	102
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	100	102
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	94	232
Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	5,034	4,220
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	1,217	674
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	1,217	674
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	2,312	2,268
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	2,312	2,268
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	131	232
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	94	232
Financial assets (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	37	0
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	1,468	1,278
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	$ 1,468	$ 1,278